Details of Significant Accounts - Income Tax - Additional Information (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 185,128	$ 5,537,167	$ 4,966,727
TLC Biopharmaceuticals, Inc.
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Unused tax losses not recognized as deferred income tax assets	$ 951	$ 28,438	$ 29,984